5. Property And Equipment, Net (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Equipment & Installation	$ 1,738,291	$ 1,159,298	$ 787,918
Trucking equipment	926,614	743,605	168,504
Mixing Equipment		172,749	17,103
Office equipment	27,155	27,155	23,941
Computer equipment and software	108,376	97,530	88,898
Total Equipment	2,800,436	2,200,337	1,086,364
Less: accumulated depreciation	(1,271,794)	956,887	831,034
Property and equipment, net	2,379,808	$ 1,243,450	$ 255,330
Construction in Process	$ 851,166